SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities arising from contract with customers (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Revenue from Contract with Customer [Abstract]
Deferred revenue, current		¥ 2,724,614	$ 417,566	¥ 1,331,962
Deferred revenue, non-current		9,125	$ 1,398	5,674
Contract liabilities arising from contract with customers		2,733,739		1,337,636
Refund liability	[1]	¥ 120,709		¥ 54,567

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.